Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — 96.8%
Australia — 7.7%
Ampol Ltd.	1,380	$25,526
APA Group	7,172	44,129
Aristocrat Leisure Ltd.	3,662	77,219
ASX Ltd.	1,174	54,031
Aurizon Holdings Ltd.	11,109	24,569
Australia & New Zealand Banking Group Ltd.	16,828	246,342
BHP Group Ltd.	30,481	757,701
BlueScope Steel Ltd.	2,897	28,135
Brambles Ltd.	8,702	63,659
Cochlear Ltd.	399	49,563
Coles Group Ltd.	8,097	85,362
Commonwealth Bank of Australia	10,270	597,457
Computershare Ltd.	3,311	52,811
CSL Ltd.	2,898	527,051
Dexus	6,508	32,374
Domino's Pizza Enterprises Ltd.	372	12,256
Endeavour Group Ltd.	8,189	36,802
Evolution Mining Ltd.	11,549	15,066
Fortescue Metals Group Ltd.	10,253	110,070
Goodman Group	10,204	103,130
IDP Education Ltd.	1,223	20,544
Insurance Australia Group Ltd.	14,240	42,126
Lendlease Corp. Ltd.	4,030	23,040
Macquarie Group Ltd.	2,207	215,315
Medibank Pvt. Ltd.	16,587	37,075
Mineral Resources Ltd.	1,033	43,360
Mirvac Group	24,397	30,391
National Australia Bank Ltd.	19,425	359,667
Newcrest Mining Ltd.	5,408	59,375
Northern Star Resources Ltd.	7,072	35,412
Orica Ltd.	2,727	23,217
Origin Energy Ltd.	10,723	35,579
Qantas Airways Ltd.*	5,515	17,698
QBE Insurance Group Ltd.	8,988	66,688
Ramsay Health Care Ltd.	1,112	40,819
REA Group Ltd.	317	23,073
Reece Ltd.	1,201	10,792
Rio Tinto Ltd.	2,244	135,745
Santos Ltd.	19,519	90,169
Scentre Group	31,506	51,477
SEEK Ltd.	2,081	25,292
Sonic Healthcare Ltd.	2,760	53,834
South32 Ltd.	21,214	50,360
South32 Ltd.	6,921	16,386
Stockland	14,818	31,011
Suncorp Group Ltd.	7,655	49,397
Telstra Corp. Ltd.	24,587	60,711
The GPT Group	11,476	28,244
The GPT Group-In Specie*	16,419	0
The Lottery Corp. Ltd.*	13,454	36,056
Transurban Group	18,582	146,750
Treasury Wine Estates Ltd.	4,318	34,744
Vicinity Centres	23,482	26,182
	Number of Shares	Value†

Australia — (continued)
Washington H. Soul Pattinson & Co., Ltd.	1,266	$21,765
Wesfarmers Ltd.	6,880	188,089
Westpac Banking Corp.	21,184	280,264
WiseTech Global Ltd.	856	27,968
Woodside Energy Group Ltd.	11,503	235,024
Woolworths Group Ltd.	7,356	159,851
		5,776,743
Austria — 0.2%
Erste Group Bank AG	2,087	45,751
OMV AG	873	31,597
Verbund AG	390	33,297
voestalpine AG	691	11,706
		122,351
Belgium — 0.8%
Ageas N.V.	981	35,779
Anheuser-Busch InBev N.V.	5,262	238,351
D'ieteren Group	146	20,571
Elia Group S.A.	201	23,652
Groupe Bruxelles Lambert N.V.	606	42,381
KBC Group N.V.	1,519	72,083
Proximus SADP	950	9,850
Sofina S.A.	94	16,223
Solvay S.A.	458	35,459
UCB S.A.	767	53,228
Umicore S.A.	1,237	36,315
Warehouses De Pauw CVA	878	21,564
		605,456
Chile — 0.0%
Antofagasta PLC	2,391	29,299
Denmark — 2.6%
A.P. Moller - Maersk A/S, Class A	18	31,802
A.P. Moller - Maersk A/S, Class B	29	52,700
Carlsberg A/S, Class B	589	68,876
Chr Hansen Holding A/S	640	31,526
Coloplast A/S, Class B	720	73,169
Danske Bank A/S	4,173	51,940
Demant A/S*	562	13,893
DSV A/S	1,136	133,079
Genmab A/S*	399	128,360
GN Store Nord A/S	818	14,328
Novo Nordisk A/S, Class B	9,974	993,588
Novozymes A/S, Class B	1,240	62,313
Orsted A/S	1,146	91,337
Pandora A/S	553	25,862
ROCKWOOL A/S, Class B	55	8,675
Tryg A/S	2,166	44,715
Vestas Wind Systems A/S	6,118	112,650
		1,938,813
Finland — 1.2%
Elisa OYJ	843	38,195
Fortum OYJ	2,676	35,958

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Finland — (continued)
Kesko OYJ, Class B	1,700	$31,717
Kone OYJ, Class B	2,055	79,176
Neste OYJ	2,564	111,763
Nokia OYJ	32,231	138,370
Nordea Bank Abp	20,631	176,565
Orion OYJ, Class B	645	27,159
Sampo OYJ, Class A	2,884	123,123
Stora Enso OYJ, Class R	3,355	42,620
UPM-Kymmene OYJ	3,232	102,566
Wartsila OYJ Abp	2,745	17,535
		924,747
France — 10.6%
Accor S.A.*	1,048	21,941
Aeroports de Paris*	181	20,916
Air Liquide S.A.	3,163	361,528
Airbus S.E.	3,547	305,753
Alstom S.A.	1,918	31,016
Amundi S.A.	376	15,653
Arkema S.A.	352	25,653
AXA S.A.	11,303	246,777
BioMerieux	262	20,724
BNP Paribas S.A.	6,726	284,101
Bollore S.E.	5,309	24,358
Bouygues S.A.	1,346	35,209
Bureau Veritas S.A.	1,739	38,915
Capgemini S.E.	992	158,820
Carrefour S.A.	3,667	50,858
Cie de Saint-Gobain	3,022	108,053
Cie Generale des Etablissements Michelin SCA	4,101	91,886
Covivio	291	14,019
Credit Agricole S.A.	7,341	59,594
Danone S.A.	3,884	183,656
Dassault Aviation S.A.	153	17,407
Dassault Systemes S.E.	4,048	139,758
Edenred	1,506	69,383
Eiffage S.A.	504	40,417
Electricite de France S.A.	3,398	39,408
Engie S.A.	11,046	127,138
EssilorLuxottica S.A.	1,742	236,778
Eurazeo S.E.	255	13,306
Gecina S.A.	271	21,225
Getlink S.E.	2,692	41,746
Hermes International	192	225,815
Ipsen S.A.	217	20,083
Kering S.A.	453	200,928
Klepierre S.A.*	1,311	22,792
La Francaise des Jeux SAEM	613	18,184
Legrand S.A.	1,618	104,618
L'Oreal S.A.	1,451	463,946
LVMH Moet Hennessy Louis Vuitton S.E.	1,673	986,359
Orange S.A.	12,056	109,041
Pernod Ricard S.A.	1,269	232,803
	Number of Shares	Value†

France — (continued)
Publicis Groupe S.A.	1,385	$65,625
Remy Cointreau S.A.	141	23,399
Renault S.A.*	1,171	31,683
Safran S.A.	2,071	188,440
Sanofi	6,849	521,527
Sartorius Stedim Biotech	168	51,532
Schneider Electric S.E.	3,258	367,994
SEB S.A.	152	9,561
Societe Generale S.A.	4,819	95,301
Sodexo S.A.	538	40,404
Teleperformance	356	90,311
Thales S.A.	647	71,296
TotalEnergies S.E.	14,926	700,247
Ubisoft Entertainment S.A.*	564	15,500
Unibail-Rodamco-Westfield*	660	27,311
Unibail-Rodamco-Westfield*	1,213	2,367
Valeo	1,257	18,993
Veolia Environnement S.A.	4,005	76,544
Vinci S.A.	3,229	261,099
Vivendi S.E.	4,358	33,803
Wendel S.E.	159	11,380
Worldline S.A.*	1,449	57,273
		7,992,155
Germany — 6.8%
adidas AG	1,048	120,479
Allianz S.E.	2,469	388,952
BASF S.E.	5,562	213,461
Bayer AG	5,947	274,005
Bayerische Motoren Werke AG	1,972	133,657
Bechtle AG	502	18,046
Beiersdorf AG	611	60,038
Brenntag S.E.	939	56,764
Carl Zeiss Meditec AG	250	25,969
Commerzbank AG*	6,114	43,526
Continental AG	668	29,641
Covestro AG	1,146	32,766
Daimler Truck Holding AG*	2,739	61,922
Delivery Hero S.E.*	1,001	36,564
Deutsche Bank AG	12,521	92,705
Deutsche Boerse AG	1,149	188,352
Deutsche Lufthansa AG*	3,546	20,383
Deutsche Post AG	6,004	180,959
Deutsche Telekom AG	19,603	333,676
E.ON S.E.	13,573	104,278
Evonik Industries AG	1,156	19,360
Fresenius Medical Care AG & Co., KGaA	1,239	34,906
Fresenius S.E. & Co., KGaA	2,529	53,906
GEA Group AG	932	30,162
Hannover Rueck S.E.	365	54,715
HeidelbergCement AG	878	34,685
HelloFresh S.E.*	1,016	21,267
Henkel AG & Co., KGaA	622	35,251
Infineon Technologies AG	7,909	173,081
KION Group AG	441	8,446

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
Knorr-Bremse AG	447	$19,196
LEG Immobilien S.E.	441	26,323
Mercedes-Benz Group AG	4,856	245,554
Merck KGaA	782	126,591
MTU Aero Engines AG	325	48,573
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	847	203,890
Nemetschek S.E.	350	16,613
Puma S.E.	646	29,884
Rational AG	30	14,530
Rheinmetall AG	264	40,647
RWE AG	3,889	142,944
SAP S.E.	6,280	511,790
Scout24 S.E.	493	24,704
Siemens AG	4,598	449,422
Siemens Energy AG	2,663	29,322
Siemens Healthineers AG	1,707	73,223
Symrise AG	804	78,400
Telefonica Deutschland Holding AG	5,808	11,743
Uniper S.E.	601	2,268
United Internet AG	577	10,786
Volkswagen AG	179	29,172
Vonovia S.E.	4,340	93,665
Zalando S.E.*	1,338	26,135
		5,137,297
Hong Kong — 2.9%
AIA Group Ltd.	72,400	602,796
BOC Hong Kong Holdings Ltd.	22,500	74,829
Budweiser Brewing Co., APAC, Ltd.	10,400	27,082
Chow Tai Fook Jewellery Group Ltd.	12,200	22,928
CK Asset Holdings Ltd.	12,034	72,245
CK Hutchison Holdings Ltd.	16,128	88,805
CK Infrastructure Holdings Ltd.	3,500	17,851
CLP Holdings Ltd.	10,000	75,577
ESR Group Ltd.	11,600	29,178
Futu Holdings Ltd., ADR*	300	11,187
Galaxy Entertainment Group Ltd.	13,000	76,413
Hang Lung Properties Ltd.	12,000	19,706
Hang Seng Bank Ltd.	4,600	69,886
Henderson Land Development Co., Ltd.	8,891	24,897
HK Electric Investments & HK Electric Investments Ltd.	15,777	11,054
HKT Trust & HKT Ltd.	23,240	27,219
Hong Kong & China Gas Co., Ltd.	68,112	59,997
Hong Kong Exchanges & Clearing Ltd.	7,284	248,985
Hongkong Land Holdings Ltd.	6,900	30,319
Jardine Matheson Holdings Ltd.	900	45,502
Link REIT	12,802	89,364
MTR Corp. Ltd.	9,171	42,066
New World Development Co., Ltd.	8,458	24,021
Power Assets Holdings Ltd.	8,500	42,609
Sino Land Co., Ltd.	20,372	26,796
SITC International Holdings Co., Ltd.	8,000	14,671
Sun Hung Kai Properties Ltd.	8,661	95,585
	Number of Shares	Value†

Hong Kong — (continued)
Swire Pacific Ltd., Class A	3,000	$22,424
Swire Properties Ltd.	7,136	15,351
Techtronic Industries Co., Ltd.	8,000	76,337
WH Group Ltd.	50,872	31,995
Wharf Real Estate Investment Co., Ltd.	10,000	45,334
Xinyi Glass Holdings Ltd.	11,000	15,908
		2,178,917
Ireland — 0.9%
AerCap Holdings N.V.*	800	33,864
CRH PLC	4,623	148,638
DCC PLC	577	29,965
Experian PLC	5,578	163,282
Flutter Entertainment PLC*	1,013	111,665
James Hardie Industries PLC	2,713	53,290
Kerry Group PLC, Class A	966	86,102
Kingspan Group PLC	940	42,351
Smurfit Kappa Group PLC	1,508	43,128
		712,285
Israel — 0.8%
Azrieli Group Ltd.	257	17,540
Bank Hapoalim BM	7,749	65,413
Bank Leumi Le-Israel BM	9,130	77,977
Bezeq The Israeli Telecommunication Corp., Ltd.	13,361	21,841
Check Point Software Technologies Ltd.*	612	68,556
CyberArk Software Ltd.*	200	29,988
Elbit Systems Ltd.	163	30,861
ICL Group Ltd.	4,391	35,191
Israel Discount Bank Ltd., Class A	7,042	35,459
Mizrahi Tefahot Bank Ltd.	962	33,679
Nice Ltd.*	387	72,823
Teva Pharmaceutical Industries Ltd.*	6,350	50,670
Teva Pharmaceutical Industries Ltd., ADR*	500	4,035
Tower Semiconductor Ltd.*	651	28,417
Wix.com Ltd.*	359	28,085
ZIM Integrated Shipping Services Ltd.	500	11,750
		612,285
Italy — 1.9%
Amplifon SpA	758	19,749
Assicurazioni Generali SpA	6,714	91,675
Atlantia SpA	3,017	66,572
Davide Campari-Milano N.V.	3,207	28,374
DiaSorin SpA	153	17,074
Enel SpA	49,222	201,870
Eni SpA	15,301	162,630
Ferrari N.V.	763	141,297
FinecoBank Banca Fineco SpA	3,723	45,981
Infrastrutture Wireless Italiane SpA	2,052	17,903
Intesa Sanpaolo SpA	100,115	165,492
Mediobanca Banca di Credito Finanziario SpA	3,592	28,106

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Italy — (continued)
Moncler SpA	1,251	$51,071
Nexi SpA*	3,202	25,866
Poste Italiane SpA	3,173	23,972
Prysmian SpA	1,547	44,312
Recordati Industria Chimica e Farmaceutica SpA	636	23,277
Snam SpA	12,195	49,291
Telecom Italia SpA*	60,149	11,126
Terna - Rete Elettrica Nazionale	8,507	51,812
UniCredit SpA	12,578	127,341
		1,394,791
Japan — 22.1%
Advantest Corp.	1,100	50,799
Aeon Co., Ltd.	4,000	74,694
AGC, Inc.	1,100	34,245
Aisin Corp.	900	23,166
Ajinomoto Co., Inc.	2,800	76,528
ANA Holdings, Inc.*	1,000	18,812
Asahi Group Holdings Ltd.	2,800	87,293
Asahi Intecc Co., Ltd.	1,300	20,733
Asahi Kasei Corp.	7,600	50,368
Astellas Pharma, Inc.	11,100	147,045
Azbil Corp.	700	18,247
Bandai Namco Holdings, Inc.	1,200	78,202
Bridgestone Corp.	3,400	109,959
Brother Industries Ltd.	1,400	24,187
Canon, Inc.	6,100	133,239
Capcom Co., Ltd.	1,100	27,695
Central Japan Railway Co.	900	105,652
Chubu Electric Power Co., Inc.	3,900	35,075
Chugai Pharmaceutical Co., Ltd.	4,100	102,431
Concordia Financial Group Ltd.	6,600	20,482
CyberAgent, Inc.	2,400	20,208
Dai Nippon Printing Co., Ltd.	1,400	28,048
Daifuku Co., Ltd.	600	28,222
Dai-ichi Life Holdings, Inc.	5,900	93,812
Daiichi Sankyo Co., Ltd.	10,600	296,279
Daikin Industries Ltd.	1,500	230,804
Daito Trust Construction Co., Ltd.	400	37,417
Daiwa House Industry Co., Ltd.	3,600	73,197
Daiwa House REIT Investment Corp.	13	27,150
Daiwa Securities Group, Inc.	8,100	31,792
Denso Corp.	2,600	118,880
Dentsu Group, Inc.	1,300	36,956
Disco Corp.	200	44,090
East Japan Railway Co.	1,800	92,312
Eisai Co., Ltd.	1,500	80,489
ENEOS Holdings, Inc.	18,590	59,956
FANUC Corp.	1,100	154,456
Fast Retailing Co., Ltd.	300	158,983
Fuji Electric Co., Ltd.	700	25,656
FUJIFILM Holdings Corp.	2,200	100,485
Fujitsu Ltd.	1,200	131,582
GLP J-Reit	26	28,835
	Number of Shares	Value†

Japan — (continued)
GMO Payment Gateway, Inc.	200	$13,710
Hakuhodo DY Holdings, Inc.	1,500	10,561
Hamamatsu Photonics K.K.	800	34,290
Hankyu Hanshin Holdings, Inc.	1,400	42,135
Hikari Tsushin, Inc.	100	11,747
Hirose Electric Co., Ltd.	120	15,737
Hitachi Construction Machinery Co., Ltd.	700	13,009
Hitachi Ltd.	5,900	251,081
Hitachi Metals Ltd.*	1,300	19,558
Honda Motor Co., Ltd.	9,900	214,887
Hoshizaki Corp.	600	16,734
Hoya Corp.	2,200	211,989
Hulic Co., Ltd.	2,300	16,946
Ibiden Co., Ltd.	700	19,137
Idemitsu Kosan Co., Ltd.	1,256	27,297
Iida Group Holdings Co., Ltd.	900	12,183
Inpex Corp.	6,400	59,693
Isuzu Motors Ltd.	3,500	38,701
Ito En Ltd.	300	12,135
ITOCHU Corp.	7,200	173,793
Itochu Techno-Solutions Corp.	600	14,065
Japan Airlines Co., Ltd.*	800	14,326
Japan Exchange Group, Inc.	3,100	41,897
Japan Metropolitan Fund Invest	42	31,534
Japan Post Bank Co., Ltd.	2,500	17,475
Japan Post Holdings Co., Ltd.	14,300	94,741
Japan Post Insurance Co., Ltd.	1,100	15,407
Japan Real Estate Investment Corp.	7	28,878
Japan Tobacco, Inc.	7,200	118,316
JFE Holdings, Inc.	3,000	27,856
JSR Corp.	1,100	20,859
Kajima Corp.	2,600	24,644
Kakaku.com, Inc.	800	13,557
Kao Corp.	2,900	118,002
KDDI Corp.	9,800	286,515
Keio Corp.	600	21,864
Keisei Electric Railway Co., Ltd.	800	21,794
Keyence Corp.	1,178	389,400
Kikkoman Corp.	900	51,022
Kintetsu Group Holdings Co., Ltd.	1,000	33,294
Kirin Holdings Co., Ltd.	5,000	77,029
Kobayashi Pharmaceutical Co., Ltd.	300	17,581
Kobe Bussan Co., Ltd.	800	19,246
Koei Tecmo Holdings Co., Ltd.	780	12,839
Koito Manufacturing Co., Ltd.	1,200	16,406
Komatsu Ltd.	5,600	101,967
Konami Group Corp.	600	27,781
Kose Corp.	200	20,621
Kubota Corp.	6,200	86,161
Kurita Water Industries Ltd.	600	21,302
Kyocera Corp.	1,900	95,720
Kyowa Kirin Co., Ltd.	1,600	36,788
Lasertec Corp.	400	40,233
Lixil Corp.	1,800	26,411

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
M3, Inc.	2,700	$75,389
Makita Corp.	1,400	27,167
Marubeni Corp.	9,400	82,020
Mazda Motor Corp.	3,400	22,577
McDonald's Holdings Co., Japan Ltd.	500	17,421
MEIJI Holdings Co., Ltd.	700	31,073
MINEBEA MITSUMI, Inc.	2,200	32,546
MISUMI Group, Inc.	1,700	36,605
Mitsubishi Chemical Group Corp.	7,700	35,273
Mitsubishi Corp.	7,700	210,597
Mitsubishi Electric Corp.	11,700	105,862
Mitsubishi Estate Co., Ltd.	7,200	94,868
Mitsubishi HC Capital, Inc.	3,900	16,763
Mitsubishi Heavy Industries Ltd.	1,900	63,193
Mitsubishi UFJ Financial Group, Inc.	72,300	327,528
Mitsui & Co., Ltd.	8,500	180,878
Mitsui Chemicals, Inc.	1,100	21,441
Mitsui Fudosan Co., Ltd.	5,500	104,775
Mitsui OSK Lines Ltd.	2,100	37,574
Mizuho Financial Group, Inc.	14,608	158,126
MonotaRO Co., Ltd.	1,500	23,017
MS&AD Insurance Group Holdings, Inc.	2,690	71,239
Murata Manufacturing Co., Ltd.	3,500	161,095
NEC Corp.	1,500	48,030
Nexon Co., Ltd.	3,000	53,003
NGK Insulators Ltd.	1,500	18,670
Nidec Corp.	2,700	151,136
Nihon M&A Center Holdings, Inc.	1,800	20,587
Nintendo Co., Ltd.	6,690	269,836
Nippon Building Fund, Inc.	9	39,604
NIPPON EXPRESS HOLDINGS, INC.	500	25,414
Nippon Paint Holdings Co., Ltd.	5,000	33,775
Nippon Prologis REIT, Inc.	13	28,501
Nippon Sanso Holdings Corp.	1,000	15,807
Nippon Shinyaku Co., Ltd.	300	15,307
Nippon Steel Corp.	4,917	68,239
Nippon Telegraph & Telephone Corp.	7,200	194,201
Nippon Yusen K.K.	3,000	50,922
Nissan Chemical Corp.	800	35,739
Nissan Motor Co., Ltd.	13,900	44,795
Nisshin Seifun Group, Inc.	1,315	13,282
Nissin Foods Holdings Co., Ltd.	400	27,804
Nitori Holdings Co., Ltd.	500	41,960
Nitto Denko Corp.	900	48,731
Nomura Holdings, Inc.	17,600	58,307
Nomura Real Estate Holdings, Inc.	700	15,809
Nomura Real Estate Master Fund, Inc.	26	28,736
Nomura Research Institute Ltd.	2,030	49,579
NTT Data Corp.	3,800	49,085
Obayashi Corp.	3,900	25,030
Obic Co., Ltd.	424	56,856
Odakyu Electric Railway Co., Ltd.	1,800	23,193
Oji Holdings Corp.	4,700	17,440
Olympus Corp.	7,500	144,283
Omron Corp.	1,100	50,399
	Number of Shares	Value†

Japan — (continued)
Ono Pharmaceutical Co., Ltd.	2,200	$51,389
Open House Group Co., Ltd.	500	16,892
Oracle Corp. Japan	200	10,601
Oriental Land Co., Ltd.	1,200	162,755
ORIX Corp.	7,200	100,865
Osaka Gas Co., Ltd.	2,300	34,675
Otsuka Corp.	700	21,831
Otsuka Holdings Co., Ltd.	2,400	75,996
Pan Pacific International Holdings Corp.	2,300	40,574
Panasonic Corp.	13,400	94,095
Persol Holdings Co., Ltd.	1,000	18,498
Rakuten Group, Inc.	5,500	23,537
Recruit Holdings Co., Ltd.	8,700	250,609
Renesas Electronics Corp.*	7,000	58,683
Resona Holdings, Inc.	13,100	47,939
Ricoh Co., Ltd.	3,500	25,628
Rohm Co., Ltd.	500	32,768
SBI Holdings, Inc.	1,510	27,097
SCSK Corp.	1,000	15,139
Secom Co., Ltd.	1,200	68,423
Seiko Epson Corp.	1,700	23,213
Sekisui Chemical Co., Ltd.	2,300	28,138
Sekisui House Ltd.	3,700	61,280
Seven & i Holdings Co., Ltd.	4,600	184,782
SG Holdings Co., Ltd.	1,700	23,284
Sharp Corp.	1,200	7,155
Shimadzu Corp.	1,400	36,731
Shimano, Inc.	400	62,586
Shimizu Corp.	3,400	16,623
Shin-Etsu Chemical Co., Ltd.	2,200	217,705
Shionogi & Co., Ltd.	1,600	77,271
Shiseido Co., Ltd.	2,400	84,113
SMC Corp.	347	141,219
SoftBank Corp.	17,400	173,755
SoftBank Group Corp.	7,300	247,405
Sompo Holdings, Inc.	1,925	77,022
Sony Group Corp.	7,600	489,550
Square Enix Holdings Co., Ltd.	500	21,551
Subaru Corp.	3,700	55,916
SUMCO Corp.	2,100	24,467
Sumitomo Chemical Co., Ltd.	9,200	31,644
Sumitomo Corp.	6,800	84,010
Sumitomo Electric Industries Ltd.	4,300	43,652
Sumitomo Metal Mining Co., Ltd.	1,500	42,985
Sumitomo Mitsui Financial Group, Inc.	7,900	219,000
Sumitomo Mitsui Trust Holdings, Inc.	2,043	58,102
Sumitomo Realty & Development Co., Ltd.	1,900	43,210
Suntory Beverage & Food Ltd.	800	28,471
Suzuki Motor Corp.	2,200	68,486
Sysmex Corp.	1,000	53,436
T&D Holdings, Inc.	3,200	30,416
Taisei Corp.	1,100	30,507
Takeda Pharmaceutical Co., Ltd.	9,095	236,177
TDK Corp.	2,300	71,002

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Terumo Corp.	3,900	$109,630
The Chiba Bank Ltd.	3,300	17,871
The Kansai Electric Power Co., Inc.	4,200	35,139
The Shizuoka Bank Ltd.*	2,800	16,932
TIS, Inc.	1,400	37,170
Tobu Railway Co., Ltd.	1,100	25,930
Toho Co., Ltd.	700	25,454
Tokio Marine Holdings, Inc.	11,100	197,282
Tokyo Electric Power Co. Holdings, Inc.*	9,300	29,729
Tokyo Electron Ltd.	900	221,755
Tokyo Gas Co., Ltd.	2,400	40,515
Tokyu Corp.	3,200	36,494
TOPPAN Inc.	1,500	22,344
Toray Industries, Inc.	8,400	41,343
Toshiba Corp.	2,400	85,501
Tosoh Corp.	1,600	17,833
TOTO Ltd.	800	26,715
Toyota Industries Corp.	900	42,994
Toyota Motor Corp.	64,140	838,339
Toyota Tsusho Corp.	1,300	40,267
Trend Micro, Inc.	800	43,090
Unicharm Corp.	2,400	78,732
USS Co., Ltd.	1,300	20,077
Welcia Holdings Co., Ltd.	600	12,661
West Japan Railway Co.	1,300	49,691
Yakult Honsha Co., Ltd.	700	40,645
Yamaha Corp.	800	28,428
Yamaha Motor Co., Ltd.	1,800	33,725
Yamato Holdings Co., Ltd.	1,800	27,031
Yaskawa Electric Corp.	1,500	43,167
Yokogawa Electric Corp.	1,400	22,056
Z Holdings Corp.	16,100	42,676
ZOZO, Inc.	800	16,014
		16,680,490
Jordan — 0.0%
Hikma Pharmaceuticals PLC	864	13,023
Luxembourg — 0.2%
ArcelorMittal S.A.	3,184	63,356
Aroundtown S.A.	6,122	13,405
Eurofins Scientific S.E.	816	48,441
Tenaris S.A.	2,782	35,997
		161,199
Macao — 0.1%
Sands China Ltd.*	14,800	36,855
Netherlands — 4.3%
ABN AMRO Bank N.V.	2,447	21,926
Adyen N.V.*	131	163,378
Aegon N.V.	10,361	41,186
Akzo Nobel N.V.	1,105	62,620
Argenx S.E.*	334	118,863
ASM International N.V.	284	63,590
	Number of Shares	Value†

Netherlands — (continued)
ASML Holding N.V.	2,449	$1,014,569
Euronext N.V.	518	32,782
EXOR N.V.*	660	42,355
Heineken Holding N.V.	613	41,965
Heineken N.V.	1,572	137,284
IMCD N.V.	347	41,141
ING Groep N.V.	23,678	202,883
JDE Peet's N.V.	515	15,058
Just Eat Takeaway.com N.V.*	1,067	16,551
Koninklijke Ahold Delhaize N.V.	6,342	161,540
Koninklijke DSM N.V.	1,061	120,732
Koninklijke KPN N.V.	20,044	54,246
Koninklijke Philips N.V.	5,366	82,618
NN Group N.V.	1,693	65,847
OCI NV	619	22,663
Prosus N.V.*	4,972	258,676
QIAGEN N.V.*	1,373	57,178
Randstad N.V.	725	31,292
Stellantis N.V.	4,962	58,685
Stellantis N.V.	8,372	98,894
Universal Music Group N.V.	4,406	82,525
Wolters Kluwer N.V.	1,556	151,513
		3,262,560
New Zealand — 0.2%
Auckland International Airport Ltd.*	7,648	30,655
Fisher & Paykel Healthcare Corp. Ltd.	3,496	36,236
Mercury NZ Ltd.	4,256	13,549
Meridian Energy Ltd.	7,863	21,099
Spark New Zealand Ltd.	11,452	32,040
Xero Ltd.*	777	35,957
		169,536
Norway — 0.8%
Adevinta ASA*	1,674	9,973
Aker BP ASA	1,920	55,113
DNB Bank ASA	5,618	89,147
Equinor ASA	5,919	195,201
Gjensidige Forsikring ASA	1,242	21,312
Kongsberg Gruppen ASA	571	17,328
Mowi ASA	2,508	31,901
Norsk Hydro ASA	8,146	43,711
Orkla ASA	4,507	32,763
Salmar ASA	343	11,561
Telenor ASA	4,219	38,613
Yara International ASA	1,012	35,516
		582,139
Portugal — 0.2%
EDP - Energias de Portugal S.A.	16,741	72,656
Galp Energia SGPS S.A.	3,064	29,480
Jeronimo Martins SGPS S.A.	1,733	32,274
		134,410
Singapore — 1.5%
CapitaLand Ascendas REIT	20,490	38,221

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Singapore — (continued)
CapitaLand Integrated Commercial Trust	29,400	$39,107
Capitaland Investment Ltd.	15,807	38,030
CDL Hospitality Trusts	477	386
City Developments Ltd.	2,500	13,175
DBS Group Holdings Ltd.	10,848	250,951
Genting Singapore Ltd.	36,200	19,672
Grab Holdings Ltd., Class A*	6,900	18,147
Keppel Corp. Ltd.	8,700	41,864
Mapletree Logistics Trust	20,077	21,693
Mapletree Pan Asia Commercial Trust	12,700	15,120
Oversea-Chinese Banking Corp. Ltd.	20,191	165,443
Sea Ltd., ADR*	2,100	117,705
Singapore Airlines Ltd.*	7,900	27,921
Singapore Exchange Ltd.	5,000	32,802
Singapore Technologies Engineering Ltd.	9,500	23,602
Singapore Telecommunications Ltd.	50,400	93,000
United Overseas Bank Ltd.	7,037	127,458
UOL Group Ltd.	2,407	11,074
Venture Corp. Ltd.	1,700	19,317
Wilmar International Ltd.	11,600	30,861
		1,145,549
Spain — 2.4%
Acciona S.A.	148	26,012
ACS Actividades de Construccion y Servicios S.A.	1,400	31,457
Aena SME S.A.*	452	46,908
Amadeus IT Group S.A.*	2,727	126,431
Banco Bilbao Vizcaya Argentaria S.A.	40,391	181,188
Banco Santander S.A.	103,447	240,711
CaixaBank S.A.	26,870	86,545
Cellnex Telecom S.A.	3,294	101,609
EDP Renovaveis S.A.	1,747	35,936
Enagas S.A.	1,501	23,234
Endesa S.A.	1,891	28,402
Ferrovial S.A.	2,916	66,189
Grifols S.A.*	1,885	16,285
Iberdrola S.A.	36,029	335,945
Industria de Diseno Textil S.A.	6,610	136,408
Naturgy Energy Group S.A.	843	19,502
Red Electrica Corp. S.A.	2,449	37,581
Repsol S.A.	8,810	101,229
Siemens Gamesa Renewable Energy S.A.*	1,441	25,124
Telefonica S.A.	31,696	104,784
		1,771,480
Sweden — 3.0%
Alfa Laval AB	1,754	43,494
Assa Abloy AB, Class B	6,065	113,634
Atlas Copco AB, Class A	16,218	150,736
Atlas Copco AB, Class B	9,494	78,696
Boliden AB	1,657	51,195
Electrolux AB, Class B	1,401	14,561
	Number of Shares	Value†

Sweden — (continued)
Embracer Group AB*	4,059	$24,058
Epiroc AB, Class A	3,883	55,548
Epiroc AB, Class B	2,199	27,729
EQT AB	1,802	34,819
Essity AB, Class B	3,683	72,764
Evolution AB	1,109	87,664
Fastighets AB Balder, Class B*	3,781	15,093
Getinge AB, Class B	1,344	22,984
H & M Hennes & Mauritz AB, Class B	4,438	41,030
Hexagon AB, Class B	11,765	109,875
Holmen AB, Class B	551	20,909
Husqvarna AB, Class B	2,510	13,914
Industrivarden AB, Class A	694	13,979
Industrivarden AB, Class C	848	16,913
Indutrade AB	1,630	26,439
Investment AB Latour, Class B	921	15,239
Investor AB, Class A	2,542	38,952
Investor AB, Class B	10,868	158,577
Kinnevik AB, Class B*	1,467	19,226
L E Lundbergforetagen AB, Class B	471	17,003
Lifco AB, Class B	1,359	18,853
Nibe Industrier AB, Class B	9,192	81,995
Sagax AB, Class B	1,162	19,130
Sandvik AB	6,451	87,937
Securitas AB, Class B	1,923	13,350
Skandinaviska Enskilda Banken AB, Class A	9,853	93,907
Skanska AB, Class B	2,121	26,397
SKF AB, Class B	2,369	31,737
Svenska Cellulosa AB SCA, Class B	3,681	46,706
Svenska Handelsbanken AB, Class A	8,819	72,395
Swedbank AB, Class A	5,480	71,929
Swedish Match AB	9,198	90,984
Swedish Orphan Biovitrum AB*	982	18,979
Tele2 AB, Class B	3,448	29,755
Telefonaktiebolaget LM Ericsson, Class B	17,669	103,283
Telia Co., AB	16,043	46,205
Volvo AB, Class A	727	10,758
Volvo AB, Class B	8,978	127,047
Volvo Car AB, Class B*	3,803	16,502
		2,292,880
Switzerland — 11.1%
ABB Ltd.	9,843	254,141
Adecco Group AG	908	25,060
Alcon, Inc.	3,028	175,883
Bachem Holding AG, Class B	200	12,578
Baloise Holding AG	279	35,649
Barry Callebaut AG	22	41,470
Chocoladefabriken Lindt & Spruengli AG	1	99,586
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	6	57,986
Cie Financiere Richemont S.A., Class A	3,132	295,646

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Switzerland — (continued)
Clariant AG*	1,199	$19,153
Coca-Cola HBC AG*	1,222	25,534
Credit Suisse Group AG	16,150	63,883
EMS-Chemie Holding AG	43	27,144
Geberit AG	218	93,476
Givaudan S.A.	56	169,176
Glencore PLC	59,670	313,567
Holcim AG*	3,363	137,818
Julius Baer Group Ltd.	1,336	58,302
Kuehne + Nagel International AG	329	66,995
Logitech International S.A.	1,057	48,323
Lonza Group AG	451	219,588
Nestle S.A.	16,975	1,835,971
Novartis AG	13,034	993,673
Partners Group Holding AG	138	111,060
Roche Holding AG	4,235	1,378,631
Roche Holding AG	156	60,938
Schindler Holding AG	125	18,834
Schindler Holding AG, Participation Certificates	234	36,317
SGS S.A.	38	81,310
SIG Group AG*	1,861	37,786
Sika AG	886	178,079
Sonova Holding AG	326	71,740
STMicroelectronics N.V.	4,137	128,567
Straumann Holding AG	650	59,449
Swiss Life Holding AG	191	84,386
Swiss Prime Site AG	461	36,722
Swiss Re AG	1,827	134,749
Swisscom AG	157	73,514
Temenos AG	390	26,293
The Swatch Group AG	176	39,529
The Swatch Group AG	298	12,484
UBS Group AG	21,107	306,220
VAT Group AG*	163	33,077
Zurich Insurance Group AG	904	360,380
		8,340,667
United Arab Emirates — 0.0%
NMC Health PLC*	538	0
United Kingdom — 14.5%
3i Group PLC	5,892	70,748
abrdn PLC	13,258	20,281
Admiral Group PLC	1,092	23,198
Anglo American PLC	7,692	230,959
Ashtead Group PLC	2,687	120,673
Associated British Foods PLC	2,147	29,999
AstraZeneca PLC	9,336	1,026,302
Auto Trader Group PLC	5,606	31,792
AVEVA Group PLC	707	24,393
Aviva PLC	17,150	73,554
BAE Systems PLC	19,098	167,803
Barclays PLC	101,402	161,344
Barratt Developments PLC	6,327	23,912
Berkeley Group Holdings PLC	697	25,465
	Number of Shares	Value†

United Kingdom — (continued)
BP PLC	116,232	$555,402
British American Tobacco PLC	12,951	464,391
BT Group PLC	42,147	56,658
Bunzl PLC	2,044	62,450
Burberry Group PLC	2,404	48,021
CNH Industrial N.V.	6,198	69,370
Coca-Cola Europacific Partners PLC	1,234	53,017
Compass Group PLC	10,804	215,134
Croda International PLC	846	60,425
Diageo PLC	13,762	579,291
Entain PLC	3,581	42,816
Ferguson PLC	1,300	134,848
GSK PLC	24,615	355,507
Haleon PLC*	30,764	95,921
Halma PLC	2,279	51,260
Hargreaves Lansdown PLC	2,149	20,581
HSBC Holdings PLC	120,982	626,428
Imperial Brands PLC	5,449	112,047
Informa PLC	8,893	50,831
InterContinental Hotels Group PLC	1,117	53,797
Intertek Group PLC	978	40,126
J. Sainsbury PLC	10,110	19,579
JD Sports Fashion PLC	15,834	17,444
Johnson Matthey PLC	1,119	22,592
Kingfisher PLC	11,961	29,116
Land Securities Group PLC	4,270	24,673
Legal & General Group PLC	36,138	86,261
Lloyds Banking Group PLC	421,355	190,448
London Stock Exchange Group PLC	1,995	168,476
M&G PLC	15,177	27,958
Melrose Industries PLC	26,636	29,783
Mondi PLC	2,953	45,365
National Grid PLC	22,044	226,923
NatWest Group PLC	32,651	81,323
Next PLC	795	42,195
Ocado Group PLC*	3,089	16,030
Pearson PLC	4,067	38,838
Persimmon PLC	1,943	26,573
Phoenix Group Holdings PLC	4,526	26,359
Prudential PLC	16,660	163,062
Reckitt Benckiser Group PLC	4,325	286,667
RELX PLC	6,807	166,334
RELX PLC	4,827	117,645
Rentokil Initial PLC	11,286	59,821
Rio Tinto PLC	6,802	368,028
Rolls-Royce Holdings PLC*	49,855	38,182
Schroders PLC	4,547	19,545
Segro PLC	7,317	61,052
Severn Trent PLC	1,481	38,716
Shell PLC	44,824	1,111,991
Smith & Nephew PLC	5,282	60,969
Smiths Group PLC	2,275	37,895
Spirax-Sarco Engineering PLC	447	51,384
SSE PLC	6,462	109,122
St. James's Place PLC	3,331	37,934

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — (continued)
Standard Chartered PLC	15,297	$95,676
Taylor Wimpey PLC	21,314	20,754
Tesco PLC	45,767	105,039
The British Land Co., PLC	5,472	21,195
The Sage Group PLC	6,213	47,881
Unilever PLC	8,385	368,436
Unilever PLC	6,977	307,102
United Utilities Group PLC	4,089	40,375
Vodafone Group PLC	161,793	181,079
Whitbread PLC	1,238	31,381
WPP PLC	6,633	54,757
		10,900,702
TOTAL COMMON STOCKS (Cost $68,712,578)		72,916,629

PREFERRED STOCKS — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG	341	22,144
Henkel AG & Co., KGaA	1,081	64,197
Porsche Automobil Holding S.E.	927	52,230
Sartorius AG	146	50,502
Volkswagen AG	1,123	137,222
TOTAL PREFERRED STOCKS (Cost $355,677)		326,295

RIGHTS — 0.0%
Sweden — 0.0%
Securitas AB* (Cost $4,629)	8,920	3,722

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%) (Cost $177,557)	177,557	177,557
TOTAL INVESTMENTS — 97.5% (Cost $69,250,441)		$73,424,203
Other Assets & Liabilities — 2.5%		1,920,079
TOTAL NET ASSETS — 100.0%		$75,344,282

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
AB— Aktiebolag.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
ASA— Allmennaksjeselskap.
K.K.— Kabushiki Kaisha
KGaA— Kommanditgesellschaft auf Aktien.
MSCI— Morgan Stanley Capital International.
N.V.— Naamloze Vennootschap.
OYJ— Julkinen Osakeyhtiö.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
SpA— Società per Azioni.
Country Weightings as of 9/30/2022††
Japan	23%
United Kingdom	15
Switzerland	11
France	11
Australia	8
Germany	8
Netherlands	4
Other	20
Total	100%
††	% of total investments as of September 30, 2022.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.2%	$167,899
Aerospace & Defense	1.3	932,564
Agriculture	1.1	785,738
Airlines	0.1	99,140
Apparel	2.2	1,611,486
Auto Manufacturers	3.1	2,238,872
Auto Parts & Equipment	0.7	514,247
Banks	10.1	7,358,034
Beverages	2.4	1,747,508
Biotechnology	1.1	805,831
Building Materials	1.7	1,236,382
Chemicals	2.8	2,078,416
Commercial Services	2.8	2,019,883
Computers	1.2	853,022
Cosmetics & Personal Care	2.3	1,669,675
Distribution & Wholesale	1.4	1,030,575
Diversified Financial Services	1.7	1,219,496
Electric	2.7	1,999,937
Electrical Components & Equipment	1.1	795,252
Electronics	1.4	1,019,607
Energy-Alternate Sources	0.2	137,774
Engineering & Construction	1.2	884,330
Entertainment	0.9	664,010
Environmental Control	0.0	21,302
Food	5.2	3,765,249
Food Service	0.4	255,538
Forest Products & Paper	0.4	318,734
Gas	0.3	227,214
Hand & Machine Tools	0.3	228,401
Healthcare Products	2.0	1,455,193
Healthcare Services	0.7	509,293
Holding Companies	0.1	67,926
Home Builders	0.4	288,394
Home Furnishings	0.9	646,186
Household Products & Wares	0.4	321,918
Insurance	5.0	3,674,453
Internet	1.1	835,763

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Developed International Index Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Investment Companies	0.6%	$428,537
Iron & Steel	0.5	372,280
Leisure Time	0.2	124,739
Lodging	0.3	233,562
Machinery — Construction & Mining	1.0	735,648
Machinery — Diversified	2.1	1,502,318
Media	0.4	299,343
Metal Fabricate/Hardware	0.2	137,416
Mining	2.9	2,149,789
Miscellaneous Manufacturing	1.0	737,039
Office & Business Equipment	0.4	282,565
Oil & Gas	4.9	3,582,283
Packaging and Containers	0.1	37,786
Pharmaceuticals	9.7	7,095,024
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Pipelines	0.1%	$44,129
Private Equity	0.4	267,963
Real Estate	1.3	952,482
Real Estate Investment Trusts	1.3	936,136
Retail	1.7	1,242,661
Semiconductors	2.6	1,871,219
Shipbuilding	0.0	17,328
Software	1.5	1,060,851
Telecommunications	3.5	2,575,723
Toys, Games & Hobbies	0.5	348,038
Transportation	1.7	1,240,893
Water	0.2	155,635
	100.0%	$72,916,629

Futures contracts held by the Fund at September 30, 2022 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	MSCI EAFE Index	12/16/22	14	50	$1,661	$1,162,420	$—	$(71,211)
							$—	$(71,211)